Stockholders' Equity (Schedule of Shares of Common Stock Reserved for Issuance) (Details) - USD ($)			9 Months Ended	12 Months Ended
	Mar. 09, 2018	Sep. 13, 2016	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of warrant to purchase shares of common stock				331,193
Total common stock reserved for future issuance				19,929,606
Total fair value of options vested				$ 4,800,000	$ 2,100,000
Weighted-average fair value of options granted during the period			$ 1.10	$ 0.47	$ 1.54
Weighted-average period			1 year 8 months 12 days	1 year 4 months 24 days
Unrecognized compensation expense			$ 1,000,000	$ 2,800,000
Authorized shares of Common Stock			225,000,000	225,000,000	85,000,000
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding				15,408,997
Available for future grants	7,500,000	3,000,000		4,189,056
Vesting period expiration			10 years	10 years
Authorized shares of Common Stock	16,050,000
2012 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance		125,000				1,100,000
Vesting period			4 years	4 years
2012 Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years	3 years
2001 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding				360
2001 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be issued under the plan				426,030